INCOME TAXES (10K) (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Reduction valuation allowances recorded in prior periods	$ 64,000
Valuation allowance	$ 23,134	$ 22,997
State and federal income tax effects		$ 396
Federal statutory rate	34.00%	34.00%
Net operating loss carryforwards	$ 162,000
Maximum amount of net operating loss carryforwards	$ 124,000